Summary of Significant Accounting Policies - Movement of Provision For Onerous Operating Contracts (Detail) - Onerous Contracts Provision [Member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure Of Other Provisions [Line Items]
Beginning of financial year	$ 250
Recognized	522
Reversed	(246)
Exchange differences	29
End of financial year	$ 555